UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22883

ARK ETF Trust
(Exact name of registrant as specified in charter)

c/o ARK Investment Management LLC

155 West 19th Street, Fifth Floor
New York, NY 10011
(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 426-7040

Date of fiscal year end: July 31

Date of reporting period: October 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments
ARK Genomic Revolution Multi-Sector ETF

October 31, 2018 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.8%

Biotechnology - 67.4%
AquaBounty Technologies, Inc.*	282,344	$731,271
Arcturus Therapeutics Ltd.*†	780,430	4,112,866
Bellicum Pharmaceuticals, Inc.*	712,423	2,899,562
Biogen, Inc.*	22,881	6,962,002
Bluebird Bio, Inc.*	81,168	9,309,969
Celgene Corp.*	147,207	10,540,021
Cellectis SA (France)*(a)	384,951	9,773,906
CRISPR Therapeutics AG (Switzerland)*	355,714	11,656,748
Editas Medicine, Inc.*	655,446	16,602,447
Evelo Biosciences, Inc.*	44,970	409,677
Evogene Ltd. (Israel)*	241,376	649,301
Incyte Corp.*	63,330	4,105,051
Inovio Pharmaceuticals, Inc.*	1,788,261	8,816,127
Intellia Therapeutics, Inc.*	1,163,178	19,750,762
Invitae Corp.*	1,791,870	25,426,635
Ionis Pharmaceuticals, Inc.*	196,937	9,758,228
Iovance Biotherapeutics, Inc.*	456,499	4,145,011
Organovo Holdings, Inc.*	4,024,859	4,065,107
Pluristem Therapeutics, Inc.*	2,472,183	2,818,289
Regeneron Pharmaceuticals, Inc.*	23,126	7,845,264
Rubius Therapeutics, Inc.*	191,835	3,151,849
Seres Therapeutics, Inc.*	991,661	6,812,711
Spark Therapeutics, Inc.*	129	5,804
Syros Pharmaceuticals, Inc.*	547,027	3,599,438
Veracyte, Inc.*	957,574	14,219,974
Total Biotechnology		188,168,020

Health Care Equipment & Supplies - 1.7%
Cerus Corp.*	723,133	4,844,991

Health Care Technology - 4.3%
Medidata Solutions, Inc.*	171,206	12,035,782

Life Sciences Tools & Services - 22.6%
Codexis, Inc.*	110,004	1,712,762
Compugen Ltd. (Israel)*	2,365,558	7,285,919
Illumina, Inc.*	90,023	28,010,657
NanoString Technologies, Inc.*	737,052	11,357,971
Pacific Biosciences of California, Inc.*	3,308,009	14,720,640
Total Life Sciences Tools & Services		63,087,949

Semiconductors & Semiconductor Equipment - 1.3%
NVIDIA Corp.	16,791	3,540,047

Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	32,114	7,028,470

Total Common Stocks
(Cost $286,973,343)		278,705,259

MONEY MARKET FUND–0.4%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 2.05% (b) (Cost $1,118,707)	1,118,707	1,118,707
Total Investments–100.2%
(Cost $288,092,050)		279,823,966
Liabilities in Excess of Other Assets–(0.2)%		(486,638)
Net Assets–100.0%		$279,337,328

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments (continued)

ARK Genomic Revolution Multi-Sector ETF

October 31, 2018 (Unaudited)

Affiliated Issuer Transactions

A summary of the Fund’s transactions with affiliated investments during the period ended October 31, 2018 is as follows:

Value ($) at 7/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2018	Value ($) at 10/31/2018
Common Stock — 1.5%
Biotechnology — 1.5%
Arcturus Therapeutics Ltd. †
4,728,432	1,670,733	(154,065)	37,108	(2,169,342)	–	–	780,430	4,112,866

*	Non-income producing security
†	Affiliated security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2018.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2018, based upon the three levels defined above:

ARK Genomic Revolution Multi-Sector ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$278,705,259	$–	$–	$278,705,259
Money Market Fund	1,118,707	–	–	1,118,707
Total	$279,823,966	$–	$–	$279,823,966

* Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 2 or 3 investments held in the Fund as of October 31, 2018.

The Fund's policy is to recognize transfers between levels at the beginning of the period. There were no transfers between levels for the period ended October 31, 2018, based on levels assigned to securities as of July 31, 2018.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments
ARK Industrial Innovation ETF

October 31, 2018 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.8%

Aerospace & Defense - 4.4%
Aerovironment, Inc.*	41,106	$3,698,307
Elbit Systems Ltd. (Israel)	15,471	1,848,629
Kratos Defense & Security Solutions, Inc.*	129,177	1,618,588
Total Aerospace & Defense		7,165,524

Auto Components - 4.6%
Aptiv PLC	98,918	7,596,902

Automobiles - 15.4%
Daimler AG (Germany)(a)	108,354	1,597,680
General Motors Co.	53,945	1,973,848
Tesla, Inc.*	58,512	19,737,268
Toyota Motor Corp. (Japan)(a)	16,490	1,930,154
Total Automobiles		25,238,950

Biotechnology - 1.1%
Organovo Holdings, Inc.*	1,820,197	1,838,399

Electrical Equipment - 1.0%
Rockwell Automation, Inc.	10,358	1,706,273

Electronic Equipment, Instruments & Components - 4.7%
Cognex Corp.	67,607	2,896,284
Trimble, Inc.*	127,721	4,774,211
Total Electronic Equipment, Instruments & Components		7,670,495

Health Care Equipment & Supplies - 3.4%
Align Technology, Inc.*	13,758	3,043,269
Intuitive Surgical, Inc.*	4,832	2,518,342
Total Health Care Equipment & Supplies		5,561,611

Interactive Media & Services - 14.7%
Alphabet, Inc., Class C*	4,976	5,358,008
Baidu, Inc. (China)*(a)	69,944	13,293,557
Tencent Holdings Ltd. (China)(a)	157,571	5,409,412
Total Interactive Media & Services		24,060,977

Internet & Direct Marketing Retail - 8.9%
Amazon.com, Inc.*	3,641	5,818,354
JD.com, Inc. (China)*(a)	299,311	7,039,795
Rakuten, Inc. (Japan)(a)	264,287	1,739,009
Total Internet & Direct Marketing Retail		14,597,158

Machinery - 4.5%
Deere & Co.	16,888	2,287,311
ExOne Co. (The)*	302,234	1,994,744
Proto Labs, Inc.*	25,705	3,070,462
Total Machinery		7,352,517

Semiconductors & Semiconductor Equipment - 13.9%
Infineon Technologies AG (Germany)(a)	724	14,596
NVIDIA Corp.	32,621	6,877,486
NXP Semiconductors NV (Netherlands)	24,523	1,838,980
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	43,854	1,670,837
Teradyne, Inc.	270,592	9,321,894
Xilinx, Inc.	35,936	3,067,856
Total Semiconductors & Semiconductor Equipment		22,791,649

Software - 11.6%
2U, Inc.*	31,283	1,968,014
ANSYS, Inc.*	14,169	2,118,974
Autodesk, Inc.*	26,876	3,473,723
Materialise NV (Belgium)*(a)	518,437	7,646,946
Splunk, Inc.*	37,641	3,758,077
Total Software		18,965,734

Technology Hardware, Storage & Peripherals - 11.6%
Apple, Inc.	11,404	2,495,879
Nano Dimension Ltd. (Israel)*(a)	503,115	905,607
Stratasys Ltd.*	822,843	15,683,388
Total Technology Hardware, Storage & Peripherals		19,084,874

Total Common Stocks
(Cost $163,220,565)		163,631,063

MONEY MARKET FUND–0.3%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 2.05% (b)
(Cost $533,366)	533,366	533,366
Total Investments–100.1%
(Cost $163,753,931)		164,164,429
Liabilities in Excess of Other Assets–(0.1)%		(87,815)
Net Assets–100.0%		$164,076,614

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2018.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments (continued)
ARK Industrial Innovation ETF

October 31, 2018 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2018, based upon the three levels defined above:

ARK Industrial Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$163,631,063	$–	$–	$163,631,063
Money Market Fund	533,366	–	–	533,366
Total	$164,164,429	$–	$–	$164,164,429

* Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 2 or 3 investments held in the Fund as of October 31, 2018.

The Fund's policy is to recognize transfers between levels at the beginning of the period. There were no transfers between levels for the period ended October 31, 2018, based on levels assigned to securities as of July 31, 2018.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments

ARK Innovation ETF

October 31, 2018 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.6%

Auto Components - 2.2%
Aptiv PLC	345,892	$26,564,506

Automobiles - 12.0%
Tesla, Inc.*	439,837	148,365,817

Biotechnology - 20.2%
CRISPR Therapeutics AG (Switzerland)*	768,129	25,171,587
Editas Medicine, Inc.*	1,309,113	33,159,832
Intellia Therapeutics, Inc.*†	3,490,057	59,261,168
Invitae Corp.*†	5,180,067	73,505,151
Organovo Holdings, Inc.*†	9,320,233	9,413,435
Seres Therapeutics, Inc.*†	2,184,356	15,006,526
Syros Pharmaceuticals, Inc.*	1,500,494	9,873,251
Veracyte, Inc.*	1,632,456	24,241,972
Total Biotechnology		249,632,922

Capital Markets - 0.0%††
Intercontinental Exchange, Inc.	157	12,095

Consumer Finance - 2.3%
LendingClub Corp.*	8,912,043	28,785,899

Entertainment - 4.2%
Netflix, Inc.*	110,251	33,271,547
Spotify Technology SA*	124,647	18,658,409
Total Entertainment		51,929,956

Health Care Equipment & Supplies - 2.1%
Cerus Corp.*	3,962,578	26,549,272

Health Care Technology - 2.5%
Medidata Solutions, Inc.*	436,262	30,669,218

Interactive Media & Services - 15.3%
Baidu, Inc. (China)*(a)	275,901	52,437,744
Tencent Holdings Ltd. (China)(a)	1,389,316	47,695,218
Twitter, Inc.*	1,868,139	64,917,830
Zillow Group, Inc., Class C*	593,536	23,895,760
Total Interactive Media & Services		188,946,552

Internet & Direct Marketing Retail - 4.9%
Amazon.com, Inc.*	17,924	28,642,731
JD.com, Inc. (China)*(a)	1,333,447	31,362,674
Total Internet & Direct Marketing Retail		60,005,405

IT Services - 3.4%
Square, Inc., Class A*	578,117	42,462,694

Life Sciences Tools & Services - 9.2%
Compugen Ltd. (Israel)*†	4,162,612	12,820,845
Illumina, Inc.*	142,791	44,429,419
NanoString Technologies, Inc.*†	2,473,143	38,111,133
Pacific Biosciences of California, Inc.*	4,219,324	18,775,992
Total Life Sciences Tools & Services		114,137,389

Machinery - 0.5%
ExOne Co. (The)*†	953,296	6,291,754

Semiconductors & Semiconductor Equipment - 7.1%
NVIDIA Corp.	163,220	34,411,673
Teradyne, Inc.	1,553,676	53,524,138
Total Semiconductors & Semiconductor Equipment		87,935,811

Software - 6.1%
Materialise NV (Belgium)*(a)	1,610,488	23,754,698
Opera Ltd. (Norway)*(a)	384,800	2,539,680
salesforce.com, Inc.*	173,996	23,879,211
Splunk, Inc.*	257,208	25,679,647
Total Software		75,853,236

Technology Hardware, Storage & Peripherals - 6.1%
Stratasys Ltd.*†	3,912,208	74,566,684

Thrifts & Mortgage Finance - 1.5%
LendingTree, Inc.*	93,704	18,899,160

Total Common Stocks
(Cost $1,233,463,054)		1,231,608,370

UNIT TRUST–0.2%

Financials - 0.2%
Bitcoin Investment Trust
(Cost $1,286,504)	295,020	1,988,435

MONEY MARKET FUND–0.3%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 2.05% (b)
(Cost $3,572,120)	3,572,120	3,572,120
Total Investments–100.1%
(Cost $1,238,321,678)		1,237,168,925
Liabilities in Excess of Other Assets–(0.1)%		(981,731)
Net Assets–100.0%		$1,236,187,194

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments (continued)

ARK Innovation ETF

October 31, 2018 (Unaudited)

Affiliated Issuer Transactions

A summary of the Fund’s transactions with affiliated investments during the period ended October 31, 2018 is as follows:

Value ($) at 7/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 10/31/2018	Value ($) at 10/31/2018
Common Stocks — 23.4%
Machinery — 0.5%
ExOne (The) Co. †
6,055,623	1,059,001	(407,856)	64,036	(479,050)	–	–	953,296	6,291,754
Biotechnology — 12.7%
Intellia Therapeutics, Inc. †
77,985,526	19,793,902	(4,810,107)	451,035	(34,159,188)	–	–	3,490,057	59,261,168
Invitae Corp. †
48,666,304	9,000,375	(12,768,317)	1,903,767	26,703,022	–	–	5,180,067	73,505,151
Organovo Holdings, Inc. †
10,058,480	1,485,772	(365,757)	16,991	(1,782,051)	–	–	9,320,233	9,413,435
Seres Therapeutics, Inc. †
14,870,069	2,346,989	(508,454)	(47,410)	(1,654,668)	–	–	2,184,356	15,006,526
Life Sciences Tools & Services — 4.1%
Compugen Ltd. †
11,774,722	2,047,277	(505,261)	124,370	(620,263)	–	–	4,162,612	12,820,845
NanoString Technologies, Inc. †
28,112,857	5,013,401	(4,027,804)	800,067	8,212,612	–	–	2,473,143	38,111,133
Technology Hardware, Storage & Peripherals — 6.1%
Stratasys Ltd. †
81,435,905	12,646,510	(19,052,002)	667,471	(1,131,200)	–	–	3,912,208	74,566,684
278,959,486	53,393,227	(42,445,558)	3,980,327	(4,910,786)	–	–	31,675,972	288,976,696

*	Non-income producing security
††	Less than 0.05%
†	Affiliated security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2018.

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2018, based upon the three levels defined above:

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments (continued)

ARK Innovation ETF

October 31, 2018 (Unaudited)

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,231,608,370	$–	$–	$1,231,608,370
Unit Trust*	1,988,435	–	–	1,988,435
Money Market Fund	3,572,120	–	–	3,572,120
Total	$1,237,168,925	$–	$–	$1,237,168,925

* Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 2 or 3 investments held in the Fund as of October 31, 2018.

The Fund's policy is to recognize transfers between levels at the beginning of the period. There were no transfers between levels for the period ended October 31, 2018, based on levels assigned to securities as of July 31, 2018.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments
ARK Israel Innovative Technology ETF

October 31, 2018 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.8%

Aerospace & Defense - 2.4%
Elbit Systems Ltd. (Israel)	4,266	$510,335

Biotechnology - 11.6%
Galmed Pharmaceuticals Ltd. (Israel)*	42,415	379,614
Intec Pharma Ltd. (Israel)*	100,078	594,463
Kamada Ltd. (Israel)*	87,131	468,700
Pluristem Therapeutics, Inc.*	442,258	504,337
UroGen Pharma Ltd. (Israel)*	11,732	468,224
Total Biotechnology		2,415,338

Commercial Services & Supplies - 2.3%
Pointer Telocation Ltd. (Israel)*	42,103	482,500

Communications Equipment - 18.3%
AudioCodes Ltd. (Israel)	53,845	670,370
Ceragon Networks Ltd. (Israel)*	139,506	464,555
Gilat Satellite Networks Ltd. (Israel)*	61,617	586,379
Ituran Location and Control Ltd. (Israel)	15,162	517,327
RADCOM Ltd. (Israel)*	54,608	508,401
Radware Ltd. (Israel)*	22,230	515,958
Silicom Ltd. (Israel)*	12,747	548,121
Total Communications Equipment		3,811,111

Diversified Telecommunication - 5.2%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	458,861	527,712
magicJack VocalTec Ltd. (Israel)*	68,710	557,238
Total Diversified Telecommunication		1,084,950

Electronic Equipment, Instruments & Components - 5.1%
Orbotech Ltd. (Israel)*	9,284	519,347
Suny Cellular Communication Ltd. (Israel)*	1,063,143	542,168
Total Electronic Equipment, Instruments & Components		1,061,515

Health Care Equipment & Supplies - 2.5%
Mazor Robotics Ltd. (Israel)*(a)	8,924	519,555

IT Services - 4.8%
Matrix IT Ltd. (Israel)	44,332	515,917
Wix.com Ltd. (Israel)*	5,063	492,883
Total IT Services		1,008,800

Life Sciences Tools & Services - 2.1%
Compugen Ltd. (Israel)*	140,444	432,568

Pharmaceuticals - 9.3%
Foamix Pharmaceuticals Ltd. (Israel)*	98,010	426,344
Redhill Biopharma Ltd. (Israel)*(a)	63,078	497,685
Taro Pharmaceutical Industries Ltd.*	5,330	530,388
Teva Pharmaceutical Industries Ltd. (Israel)(a)	24,514	489,790
Total Pharmaceuticals		1,944,207

Professional Services - 2.4%
Danel Adir Yeoshua Ltd. (Israel)	10,347	493,449

Semiconductors & Semiconductor Equipment - 12.0%
Camtek Ltd. (Israel)	68,512	546,041
Mellanox Technologies Ltd. (Israel)*	7,121	603,078
Nova Measuring Instruments Ltd. (Israel)*	20,925	472,068
SolarEdge Technologies, Inc.*	12,439	481,762
Tower Semiconductor Ltd. (Israel)*	25,834	405,335
Total Semiconductors & Semiconductor Equipment		2,508,284

Software - 14.5%
Attunity Ltd. (Israel)*	30,863	499,981
Check Point Software Technologies Ltd. (Israel)*	4,635	514,485
CyberArk Software Ltd. (Israel)*	7,317	499,458
Hilan Ltd. (Israel)	21,462	505,127
Nice Ltd. (Israel)*(a)	4,872	516,140
Sapiens International Corp. NV (Israel)	43,412	493,594
Total Software		3,028,785

Technology Hardware, Storage & Peripherals - 2.3%
Stratasys Ltd.*	24,617	469,200

Wireless Telecommunication Services - 5.0%
Cellcom Israel Ltd. (Israel)*	81,197	512,959
Partner Communications Co. Ltd. (Israel)*	103,644	525,485
Total Wireless Telecommunication Services		1,038,444

Total Common Stocks
(Cost $21,109,860)		20,809,041

MONEY MARKET FUND–0.3%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 2.05% (b)
(Cost $72,440)	72,440	72,440
Total Investments–100.1%
(Cost $21,182,300)		20,881,481
Liabilities in Excess of Other Assets–(0.1)%		(14,162)
Net Assets–100.0%		$20,867,319

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2018.

Country	Value	% of Net Assets
Israel	$18,823,354	90.2%
United States	2,058,127	9.9
Total Investments	20,881,481	100.1
Liabilities in Excess of Other Assets	(14,162)	(0.1)
Net Assets	$20,867,319	100.0%

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments
ARK Israel Innovative Technology ETF

October 31, 2018 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2018, based upon the three levels defined above:

ARK Israel Innovative Technology ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$20,809,041	$–	$–	$20,809,041
Money Market Fund	72,440	–	–	72,440
Total	$20,881,481	$–	$–	$20,881,481

* Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 2 or 3 investments held in the Fund as of October 31, 2018.

The Fund's policy is to recognize transfers between levels at the beginning of the period. There were no transfers between levels for the period ended October 31, 2018, based on levels assigned to securities as of July 31, 2018.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments
ARK Web x.0 ETF

October 31, 2018  (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.5%

Automobiles - 10.2%
Tesla, Inc.*	158,852	$53,583,957

Biotechnology - 3.2%
Veracyte, Inc.*	1,122,742	16,672,719

Capital Markets - 1.3%
Intercontinental Exchange, Inc.	86,091	6,632,451

Consumer Finance - 2.7%
LendingClub Corp.*	4,316,938	13,943,710

Entertainment - 6.8%
Netflix, Inc.*	70,782	21,360,592
Spotify Technology SA*	95,647	14,317,399
Total Entertainment		35,677,991

Health Care Technology - 3.9%
Medidata Solutions, Inc.*	193,127	13,576,828
Teladoc Health, Inc.*	97,371	6,751,705
Total Health Care Technology		20,328,533

Interactive Media & Services - 20.4%
Baidu, Inc. (China)*(a)	130,290	24,762,918
Eventbrite, Inc., Class A*	191,143	5,409,347
Tencent Holdings Ltd. (China)(a)	816,686	28,036,830
Twitter, Inc.*	844,440	29,344,290
YY, Inc. (China)*(a)	85,821	5,483,962
Zillow Group, Inc., Class C*	344,624	13,874,562
Total Interactive Media & Services		106,911,909

Internet & Direct Marketing Retail - 11.9%
Alibaba Group Holding Ltd. (China)*(a)	71,708	10,202,614
Amazon.com, Inc.*	11,896	19,009,927
GrubHub, Inc.*	58,086	5,386,896
JD.com, Inc. (China)*(a)	710,457	16,709,949
MercadoLibre, Inc. (Argentina)	33,949	11,016,450
Total Internet & Direct Marketing Retail		62,325,836

IT Services - 10.1%
PayPal Holdings, Inc.*	140,037	11,789,715
Shopify, Inc., Class A (Canada)*	89,075	12,305,711
Square, Inc., Class A*	323,572	23,766,363
Twilio, Inc., Class A*	70,552	5,306,922
Total IT Services		53,168,711

Semiconductors & Semiconductor Equipment - 10.5%
Advanced Micro Devices, Inc.*	633,556	11,537,055
NVIDIA Corp.	105,525	22,247,836
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	204,493	7,791,183
Xilinx, Inc.	156,698	13,377,308
Total Semiconductors & Semiconductor Equipment		54,953,382

Software - 13.8%
2U, Inc.*	99,954	6,288,106
Adobe, Inc.*	37,471	9,208,873
Atlassian Corp. PLC, Class A*	81,637	6,197,065
Hortonworks, Inc.*	502,019	8,966,059
HubSpot, Inc.*	67,402	9,143,081
salesforce.com, Inc.*	80,998	11,116,166
ServiceNow, Inc.*	28,772	5,208,883
Splunk, Inc.*	112,186	11,200,650
Zuora, Inc., Class A*	259,552	5,300,052
Total Software		72,628,935

Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	54,983	12,033,579

Thrifts & Mortgage Finance - 2.4%
LendingTree, Inc.*	63,647	12,836,963

Total Common Stocks
(Cost $545,940,336)		521,698,676

UNIT TRUST–0.4%

Financials - 0.4%
Bitcoin Investment Trust
(Cost $2,089,305)	346,618	2,336,205

MONEY MARKET FUND–0.2%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 2.05% (b)
(Cost $817,471)	817,471	817,471
Total Investments–100.1%
(Cost $548,847,112)		524,852,352
Liabilities in Excess of Other Assets–(0.1)%		(409,861)
Net Assets–100.0%		$524,442,491

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2018.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments
ARK Web x.0 ETF

October 31, 2018  (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2018, based upon the three levels defined above:

ARK Web x.0 ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$521,698,676	$–	$–	$521,698,676
Unit Trust*	2,336,205	–	–	2,336,205
Money Market Fund	817,471	–	–	817,471
Total	$524,852,352	$–	$–	$524,852,352

* Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 2 or 3 investments held in the Fund as of October 31, 2018.

The Fund's policy is to recognize transfers between levels at the beginning of the period. There were no transfers between levels for the period ended October 31, 2018, based on levels assigned to securities as of July 31, 2018.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments

The 3D Printing ETF

October 31, 2018 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.7%

Aerospace & Defense - 2.3%
Arconic, Inc.	21,783	$442,848
Hexcel Corp.	903	52,844
Moog, Inc., Class A	6,357	454,843
Total Aerospace & Defense		950,535

Air Freight & Logistics - 1.1%
United Parcel Service, Inc., Class B	4,195	446,935

Biotechnology - 5.6%
Organovo Holdings, Inc.*	2,289,113	2,312,004

Chemicals - 1.1%
Arkema SA (France)	512	53,804
DowDuPont, Inc.	990	53,381
Eastman Chemical Co.	708	55,472
Evonik Industries AG (Germany)	1,596	49,531
Koninklijke DSM N.V. (Netherlands)	636	55,742
Linde PLC (United Kingdom)	360	59,569
PolyOne Corp.	1,568	50,662
Toray Industries, Inc. (Japan)	8,036	57,110
Total Chemicals		435,271

Electrical Equipment - 1.3%
AMETEK, Inc.	7,791	522,620

Electronic Equipment, Instruments & Components - 12.4%
FARO Technologies, Inc.*	10,385	524,858
Hexagon AB, Class B (Sweden)	10,647	521,928
Renishaw PLC (United Kingdom)	45,179	2,433,493
Trimble, Inc.*	42,993	1,607,078
Total Electronic Equipment, Instruments & Components		5,087,357

Health Care Equipment & Supplies - 5.2%
Align Technology, Inc.*	1,724	381,349
K2M Group Holdings, Inc.*	17,546	480,409
Medtronic PLC	5,011	450,088
NuVasive, Inc.*	6,965	391,224
Stryker Corp.	2,780	450,972
Total Health Care Equipment & Supplies		2,154,042

Industrial Conglomerates - 2.2%
3M Co.	290	55,175
General Electric Co.	39,054	394,446
Siemens AG (Germany)	4,131	475,943
Total Industrial Conglomerates		925,564

Machinery - 19.1%
ExOne Co. (The)*	263,623	1,739,912
Prodways Group SA (France)*	661,908	2,249,118
Proto Labs, Inc.*	13,177	1,573,993
Sandvik AB (Sweden)	3,578	56,654
SLM Solutions Group AG (Germany)*	129,397	2,242,379
Total Machinery		7,862,056

Metals & Mining - 0.3%
Allegheny Technologies, Inc.*	2,141	55,431
Carpenter Technology Corp.	1,112	48,494
Total Metals & Mining		103,925

Professional Services - 2.3%
Arrk Corp. (Japan)*	518,401	459,433
Bertrandt AG (Germany)	5,792	479,556
Total Professional Services		938,989

Semiconductors & Semiconductor Equipment - 1.0%
Ultra Clean Holdings, Inc.*	41,004	431,362

Software - 23.9%
ANSYS, Inc.*	10,801	1,615,290
Autodesk, Inc.*	12,176	1,573,748
Dassault Systemes (France)	12,589	1,580,594
Materialise NV (Belgium)*(a)	133,289	1,966,013
Microsoft Corp.	15,363	1,640,922
PTC, Inc.*	17,661	1,455,443
Total Software		9,832,010

Technology Hardware, Storage & Peripherals - 21.9%
3D Systems Corp.*	143,238	1,730,315
Eastman Kodak Co.*	23,111	56,391
HP Inc.	101,823	2,458,007
MGI Digital Graphic Technology (France)*	45,502	2,417,112
Stratasys Ltd.*	121,205	2,310,167
Xerox Corp.	2,171	60,506
Total Technology Hardware, Storage & Peripherals		9,032,498

Total Common Stocks
(Cost $44,878,110)		41,035,168

PREFERRED STOCK–0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA (Germany) (Cost $66,285)	521	56,993

MONEY MARKET FUND–0.2%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 2.05% (b)
(Cost $73,768)	73,768	73,768
Total Investments–100.0%
(Cost $45,018,163)		41,165,929
Liabilities in Excess of Other Assets–(0.0)%†		(17,866)
Net Assets–100.0%		$41,148,063

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2018.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments (continued)

The 3D Printing ETF

October 31, 2018 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2018, based upon the three levels defined above:

The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$41,035,168	$–	$–	$41,035,168
Preferred Stock*	56,993	–	–	56,993
Money Market Fund	73,768	–	–	73,768
Total	$41,165,929	$–	$–	$41,165,929

* Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 2 or 3 investments held in the Fund as of October 31, 2018.

The Fund's policy is to recognize transfers between levels at the beginning of the period. There were no transfers between levels for the period ended October 31, 2018, based on levels assigned to securities as of July 31, 2018.

See accompanying Notes to Quarterly Schedule of Investments.

ARK ETF TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

October 31, 2018

(Unaudited)

1. Organization

ARK ETF Trust (‘‘Trust’’) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (‘‘1940 Act’’). The Trust was organized as a Delaware statutory trust on June 7, 2013.  The Trust consists of six (6) investment portfolios: ARK Genomic Revolution Multi-Sector ETF, ARK Industrial Innovation ETF, ARK Innovation ETF, ARK Israel Innovative Technology ETF, ARK Web x.0 ETF, and The 3D Printing ETF (each, a ‘‘Fund’’ and collectively, ‘‘Funds’’).  Each Fund is classified as a non-diversified management investment company under the 1940 Act.

The investment objective of ARK Genomic Revolution Multi-Sector ETF, ARK Industrial Innovation ETF, ARK Innovation ETF and ARK Web x.0 ETF is long-term growth of capital. The ARK Israel Innovative Technology ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the ARK Israel Innovation Index. The 3D Printing ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Total 3D-Printing Index. There can be no assurance that the Funds will achieve their respective investment objectives.

Effective November 30, 2018, ARK Genomic Revolution Multi-Sector ETF changed its name to ARK Genomic Revolution ETF.

The Trust changed its fiscal and tax reporting period from August 31 to July 31.

2. Significant Accounting Policies

These Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (‘‘GAAP’’). GAAP requires disclosure of the valuation techniques and inputs used to value investments. The Trust is an investment company and follows the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification ("ASC") Topic 946, ‘‘Financial Services — Investment Companies’’. The following summarizes the investment valuation policies of the Funds:

Investment Valuation

The values of each Fund’s securities are based on such securities’ closing prices on the principal market on which the securities are traded. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or does not otherwise accurately reflect the market value of such security, the security will be fair valued by ARK Investment Management LLC (“Adviser”) in accordance with the Trust’s valuation policies and procedures that were approved by the Board of Trustees of the Trust (‘‘Board’’). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described at the end of each Fund’s Schedule of Investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security could be materially different than the value that could be realized upon the sale of such security.

3. Investment Concentration

Concentration Risk: The ARK Genomic Revolution Multi-Sector ETF will be concentrated in securities of issuers having their principal business activities in any industry or group of industries in the health care sector, including issuers having their principal business activities in the biotechnology industry. The ARK Industrial Innovation ETF will be concentrated in securities of issuers having their principal business activities in groups of industries in the industrials or information technology sectors, although it will not concentrate in any specific industry. The ARK Web x.0 ETF will be concentrated in securities of issuers having their principal business activities in the Internet information provider and catalog and mail order house industry. Each of The 3D Printing ETF and the ARK Israel Innovative Technology ETF may invest 25% or more of the value of its respective net assets in securities of issuers in any one industry or group of industries if the index that applicable Fund replicates concentrates in an industry or group of industries. Concentration limits of the Funds do not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The ARK Innovation ETF will not be concentrated in any industry.

ARK ETF TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

October 31, 2018

(Unaudited)

As of October 31, 2018, the ARK Genomic Revolution Multi-Sector ETF had more than 25% of its assets invested in the biotechnology industry. To the extent a Fund’s holdings are concentrated in a particular industry or group of industries, adverse market conditions affecting those industries may have a more significant impact on the Fund than they would on a Fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

The Funds’ prospectuses contain additional information regarding the risks associated with an investment in a Fund.

Item 2. Controls and Procedures.

(a)	Within 90 days of the filing date of this Form N-Q, the registrant’s principal executive and principal financial officers, or persons performing similar functions, concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ARK ETF Trust

By (Signature and Title)* /s/ Catherine D. Wood

Catherine D. Wood, Chief Executive Officer and Chief Investment Officer

(principal executive officer)

Date December 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Catherine D. Wood

Catherine D. Wood, Chief Executive Officer and Chief Investment Officer

(principal executive officer)

Date December 20, 2018

By (Signature and Title)* /s/ William C. Cox

William C. Cox, Treasurer and Chief Financial Officer

(principal financial officer)

Date December 20, 2018

* Print the name and title of each signing officer under his or her signature.